Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cemex [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Rental expense	$ 114	$ 127	$ 134